Lease Liabilities - Schedule of Carring Amount and Movements of Lease Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	$ 5,245,442	$ 3,430,887	$ 2,600,795
New leases	1,422,168	2,133,410	987,846
Interest expense	762,872	507,875	440,678
Payment of leases	(1,186,260)	(826,730)	(598,432)
Ending balance	6,244,222	5,245,442	3,430,887
Buildings
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	5,092,225	3,338,166	2,575,480
New leases	1,282,448	2,021,858	897,846
Interest expense	728,878	488,072	432,828
Payment of leases	(1,071,930)	(755,871)	(567,988)
Ending balance	6,031,621	5,092,225	3,338,166
Transportation Equipment Trucks
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	47,234	27,209	6,595
New leases	63,778	32,760	25,738
Interest expense	9,689	3,896	1,690
Payment of leases	(31,242)	(16,631)	(6,814)
Ending balance	89,459	47,234	27,209
Store Equipment
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	105,983	65,512	18,720
New leases	75,942	78,792	64,262
Interest expense	24,305	15,907	6,160
Payment of leases	(83,088)	(54,228)	(23,630)
Ending balance	$ 123,142	$ 105,983	$ 65,512